Earnings Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Securities excluded from the computation of diluted net earnings per share (in shares)	909,568	909,568	0	0
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share	$ 293,363	¥ 2,036,817	¥ 1,589,665	¥ 841,286
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	115,958,088	115,958,088	115,736,092	113,310,682
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	125,817,183	125,817,183	120,168,063	120,227,584
Basic earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	$ 2.53	¥ 17.57	¥ 13.74	¥ 7.42
Diluted earnings per Class A and Class B ordinary shares (in dollars per share) | (per share)	$ 2.43	¥ 16.86	¥ 13.23	¥ 7.00
Common Class A and B shares
Numerator:
Earnings attributable to Class A and Class B ordinary shareholders for computing basic earnings per Class A and Class B ordinary share | ¥		¥ 2,036,817	¥ 1,589,665	¥ 841,286
Net earnings attributable to Class A and Class B ordinary shareholders for computing diluted earnings per Class A and Class B ordinary share | ¥		¥ 2,120,964	¥ 1,589,665	¥ 841,286
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding for computing basic earnings per Class A and Class B ordinary share	115,958,088	115,958,088	115,736,092	113,310,682
Dilutive employee share options and non-vested ordinary shares	3,572,930	3,572,930	4,431,971	6,916,902
Dilutive convertible senior notes	6,286,165	6,286,165
Weighted average number of Class A and Class B ordinary shares outstanding for computing diluted earnings per Class A and Class B ordinary share	125,817,183	125,817,183	120,168,063	120,227,584
Basic earnings per Class A and Class B ordinary shares (in dollars per share) | ¥ / shares		¥ 17.57	¥ 13.74	¥ 7.42
Diluted earnings per Class A and Class B ordinary shares (in dollars per share) | ¥ / shares		¥ 16.86	¥ 13.23	¥ 7.00